Vanguard Global Equity Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Global Equity Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in U.S. and foreign equity securities. The Fund typically invests across a wide range of industries, and its holdings are expected to represent a mix of value and growth stocks, as well as a mix of developed and emerging markets stocks, across the capitalization spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. For purposes of the 80% policy, equity securities include common stocks, preferred stocks, warrants to purchase common stocks and preferred stocks, depositary receipts, and other securities with equity characteristics. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.